Revision of Prior Period Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Revision of Prior Period Financial Statements

3. Revision of Prior Period Financial Statements

The Company revised its consolidated financial statements for the three and nine months ended and as of September 30, 2021, in which notes payable, additional paid-in capital, and interest expense were impacted.

The impact of these adjustments on the Company’s consolidated financial statements was as follows:

CRYOMASS TECHNOLOGIES INC.

CONSOLIDATED BALANCE SHEETS

(UNAUDITED)

	As of September 30, 2021
	Previously Reported	Adjustments	Revised
ASSETS

Current assets:
Cash and cash equivalents	$237,552	$-	$237,552
Accounts receivable, net	540,000	-	540,000
Prepaid expenses	117,604	-	117,604
Related party note receivable	281,771	-	281,771
Assets held for sale, current	7,313,798	-	7,313,798
Total current assets	8,490,725	-	8,490,725

Property and equipment, net	135,000	-	135,000
Intangible assets, net	4,060,431	-	4,060,431
Goodwill	1,190,000	-	1,190,000
Total assets	$13,876,156	$-	$13,876,156

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accounts payable and accrued expenses	$3,124,652	$-	$3,124,652
Loans payable	286,441	-	286,441
Taxes payable	771	-	771
Note payable, related party	1,457,669	-	1,457,669
Liabilities held for sale, current	677,084	-	677,084
Total current liabilities	5,546,617	-	5,546,617
Notes payable	4,982,944	(850,461)	4,132,483
Deferred tax liability	14,926	-	14,926
Total liabilities	10,544,487	(850,461)	9,694,026

Commitments and contingencies

Shareholders’ equity:
Preferred stock, $0.001 par value, 100,000 shares authorized, no shares issued and outstanding respectively	-	-	-
Common stock, $0.001 par value, 500,000,000 shares authorized, 120,058,181 and 97,005,817 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	120,058	-	120,058
Additional paid-in capital	24,622,355	1,359,292	25,981,647
Accumulated deficit	(21,410,744)	(508,831)	(21,919,575)
Total shareholders’ equity	3,331,669	850,461	4,182,130
Total liabilities and shareholders’ equity	$13,876,156	$-	$13,876,156

CRYOMASS TECHNOLOGIES INC.

CONSOLIDATED STATEMENTS OF OPERATIONS

(UNAUDITED)

	For the Three Months Ended September 30, 2021
	Previously Reported	Adjustments	Revised

Operating expenses:
Personnel costs	$1,204,621	$-	$1,204,621
Sales and marketing	44,049	-	44,049
General and administrative	445,748	-	445,748
Amortization expense	21,832	-	21,832
Legal and professional fees	340,226	-	340,226
Total operating expenses	2,056,476	-	2,056,476
Loss from operations	(2,056,476)	-	(2,056,476)

Other income (expenses):
Interest expense	(270,552)	(320,049)	(590,601)
Gain on foreign exchange	23,170	-	23,170
Total other expenses	(247,382)	(320,049)	(567,431)
Net loss from continuing operations, before taxes	(2,303,858)	(320,049)	(2,623,907)
Income taxes	-	-	-
Net loss from continuing operations	(2,303,858)	(320,049)	(2,623,907)
Net loss from discontinued operations, net of tax	250,092	-	250,092
Net loss	$(2,053,766)	$(320,049)	$(2,373,815)

Comprehensive loss from discontinued operations	-	-	-
Comprehensive loss	$(2,053,766)	$(320,049)	$(2,373,815)

Net loss per common share:
Loss from continuing operations - basic and diluted	$(0.02)	$(0.00)	$(0.02)

Loss from discontinued operations - basic and diluted	$0.00	$-	$0.00

Loss per common share - basic and diluted	$(0.02)	$(0.00)	$(0.02)

Weighted average common shares outstanding—basic and diluted	118,939,488	-	118,939,488

	For the Nine Months Ended September 30, 2021
	Previously Reported	Adjustments	Revised

Operating expenses:
Personnel costs	$2,004,417	$-	$2,004,417
Sales and marketing	44,063	-	44,063
General and administrative	2,821,541	-	2,821,541
Amortization expense	21,832	-	21,832
Legal and professional fees	797,772	-	797,772
Total operating expenses	5,689,625	-	5,689,625
Loss from operations	(5,689,625)	-	(5,689,625)

Other income (expenses):
Interest expense	(644,027)	(508,831)	(1,152,858)
Gain on foreign exchange	46,708	-	46,708
Total other expenses	(597,319)	(508,831)	(1,106,150)
Net loss from continuing operations, before taxes	(6,286,944)	(508,831)	(6,795,775)
Income taxes	-	-	-
Net loss from continuing operations	(6,286,944)	(508,831)	(6,795,775)
Net loss from discontinued operations, net of tax	605,394	-	605,394
Net loss	$(5,681,550)	$(508,831)	$(6,190,381)

Comprehensive loss from discontinued operations	-	-	-
Comprehensive loss	$(5,681,550)	$(508,831)	$(6,190,381)

Net loss per common share:
Loss from continuing operations - basic and diluted	$(0.06)	$(0.00)	$(0.06)

Loss from discontinued operations - basic and diluted	$0.01	$-	$0.01

Loss per common share - basic and diluted	$(0.05)	$(0.00)	$(0.05)

Weighted average common shares outstanding—basic and diluted	107,846,167	-	107,846,167

CRYOMASS TECHNOLOGIES INC.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY

(UNAUDITED)

	Common Stock		Additional Paid-In	Common Stock to	Accumulated	Total Shareholders’
	Shares	Amount	Capital	Be Issued	Deficit	Equity
Balance at March 31, 2021	98,497,636	$98,498	$19,596,807	$-	$(16,776,121)	$2,919,184
Share issuance	201,586	202	-	-	-	202
Share issuance related to Cryocann asset purchase	10,000,000	10,000	1,794,500	-	-	1,804,500
Share issuance pursuant to employment agreements	6,701,586	6,701	894,000	-	-	900,701
Share issuance in exchange for extinguishment of debt	2,500,000	2,500	505,902	-	-	508,402
Share issuance in exchange for services	633,125	633	56,867	-	-	57,500
Stock-based compensation	-	-	190,026	-	-	190,026
Stock options issued and outstanding	-	-	710,202	-	-	710,202
Net loss	-	-	-	-	(2,580,857)	(2,580,857)
Previously reported balance at June 30, 2021	118,533,933	$118,534	$23,748,304	$-	$(19,356,978)	$4,509,860

Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature	-	-	-	-	(188,782)	(188,782)
Beneficial Conversion Feature of Note Payable	-	-	391,958	-	-	391,958
Warrants issued in conjunction with Convertible Notes Payable	-	-	888,371	-	-	888,371
Adjusted balance at June 30, 2021	118,533,933	$118,534	$25,208,633	$-	$(19,545,760)	$5,601,407

Share issuance	798,414	798	199,000	-	-	199,798
Share issuance in exchange for services	633,707	634	239,853	-	-	240,487
Share issuance for interest payment on note payable	92,127	92	23,317	-	-	23,409
Stock-based compensation	-	-	68,628	-	-	68,628
Stock options issued and outstanding	-	-	258,003	-	-	258,003
Beneficial Conversion Feature of Note Payable	-	-	85,250	-	-	85,250
Net loss	-	-	-	-	(2,053,766)	(2,053,766)
Balance at September 30, 2021	120,058,181	$120,058	$25,902,684	$-	$(21,599,526)	$4,423,216

Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature	-	-	-	-	(320,049)	(320,049)
Beneficial Conversion Feature of Note Payable	-	-	38,555	-	-	38,555
Warrants issued in conjunction with Convertible Notes Payable	-	-	40,408	-	-	40,408
Adjusted balance at September 30, 2021	120,058,181	$120,058	$25,981,647	$-	$(21,919,575)	$4,182,130

CRYOMASS TECHNOLOGIES INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the Nine Months Ended September 30, 2021
	Previously Reported	Adjustments	Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(6,286,944)	$(508,831)	$(6,795,775)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation and amortization expense	21,832	-	21,832
Amortization of debt discount	30,861	508,831	539,692
Stock-based compensation expense	2,400,976	-	2,400,976
Fair value of common stock issued pursuant to service and advisory agreements	291,096	-	291,096
Change in operating assets and liabilities:
Prepaid expenses	(57,129)	-	(57,129)
Accounts payable and accrued expenses	876,417	-	876,417
Net cash used in operating activities from continuing operations	(2,722,891)	-	(2,722,891)
Net cash provided by operating activities from discontinued operations	(347,204)	-	(347,204)
Net cash used in operating activities	(3,070,095)	-	(3,070,095)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase	(1,000,000)	-	(1,000,000)
Issuance of other payable related to CryoCann asset purchase	(1,247,684)	-	(1,247,684)
Purchase of property and equipment	(135,000)	-	(135,000)
Net cash used in investing activities from continuing operations	(2,382,684)	-	(2,382,684)
Net cash used in investing activities from discontinued operations	(280,561)	-	(280,561)
Net cash used in investing activities	(2,663,245)	-	(2,663,245)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable, related parties	237,590	-	237,590
Proceeds from issuance of common stock	320,000	-	320,000
Repayment of loans payable, current	(40,668)	-	(40,668)
Proceeds from notes payable	4,900,000	-	4,900,000
Related party note disbursement	(281,771)	-	(281,771)
Net cash provided by financing activities from continuing operations	5,135,151	-	5,135,151
Net cash provided by financing activities from discontinued operations	505,902	-	505,902
Net cash provided by financing activities	5,641,053	-	5,641,053

Net decrease in cash from continuing operations	29,576	-	29,576
Net decrease in cash from discontinued operations	(121,863)	-	(121,863)
Cash at beginning of period	329,839	-	329,839
Cash at end of period	$237,552	$-	$237,552

Supplemental disclosure of cash flow information:
Cash paid for interest	$283,330	$-	$283,330
Supplemental disclosure of non-cash investing and financing activities:		-
Common stock issued pursuant to vesting of restricted stock units	$2,851,103	$-	$2,851,103

On the consolidated balance sheet for the year ended December 31, 2019 and the quarter ended September 30, 2019, the Cannabis License Assets of CMI, a VIE in which the Company is deemed the primary beneficiary (Note 2), was presented as non-controlling interest pursuant to and in conjunction with the CMI Transaction. The Company does not own the Cannabis License Assets; however, they are included in the accompanying consolidated financial statements for GAAP reporting purposes.

The Company revised its consolidated financial statements for the fiscal year ended December 31, 2019, in which this line item was adjusted to correct the classification by reflecting accounts receivable, net of $113,599, inventory, net of $768,633, and accounts payable and accrued expenses of $337,386 in addition to a decrease in goodwill of $1,192,234 and an increase in additional-paid-in capital of $647,458.

The impact of these adjustments on the Company’s consolidated financial statements was as follows:

	December 31, 2019
	Previously Reported	Non-controlling Interest Adjustment	Revised (1)
Inventory, net (2)	$340,000	$768,633	$1,108,633
Accounts receivable, net (2)	$-	$113,599	$113,599
Total current assets	$3,933,047	$882,232	$4,815,279
Goodwill	$5,855,748	$(1,192,234)	$4,663,514
Total assets	$16,070,008	$(310,002)	$15,760,006
Accounts payable and accrued expenses	$754,850	$337,386	$1,092,236
Total current liabilities	$1,558,821	$337,386	$1,896,207
Total liabilities	$2,335,588	$337,386	$2,672,974
Additional paid-in capital	$16,246,645	$647,458	$16,894,103
Non-controlling interests in consolidated variable interest entity	$1,294,846	$(1,294,846)	$-
Total shareholders’ equity	$13,734,420	$(647,388)	$13,087,032
Total liabilities and shareholders’ equity	$16,070,008	$(310,002)	$15,760,006

(1)	There was no impact to the Company’s consolidated statements of operations.
(2)	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.